SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 40 for further information. The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
The following information replaces similar information found in "Who May Want to Invest" beginning on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 64, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 60, and "Sales Charge Reductions and Waivers," page 64, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 64, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 60, for CDSC schedules and related information.
The following information replaces similar information found in "Expenses" on page 4.



                                                                            Class A         Class T         Class B

Maximum sales charge (as a % of offering price) on purchases of: TechnoQuant
Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic             5.75%           3.50%           None
Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds)

Maximum sales charge (as a % of offering price) on purchases of: High Yield,
Strategic Income, Mortgage Securities, Government Investment, High Income
Municipal,                                                                  4.75%           3.50%           None
Municipal Bond, California Municipal Income, and New York Municipal Income (the Bond Funds)

Maximum sales charge (as a % of offering price) on purchases of: Intermediate Bond and
Intermediate Municipal Income (the Intermediate-Term Bond Funds)            3.75%           2.75%           None

Maximum sales charge (as a % of offering price) on purchases of: Short-Fixed Income
and Short-Intermediate                                                      1.50%           1.50%           None
Municipal Income (the Short-Term Bond Funds)

Maximum CDSC for all Equity and Bond Funds (as a % of the lesser of original
purchase price or redemption proceeds)                                      None[A]         None[A]         5.00%[B]

Maximum CDSC for the Intermediate-Term Bond Funds (as a % of the lesser of
the original purchase price or redemption proceeds)                         None[A]         None[A]         3.00%[C]

Maximum CDSC for the Short-Term Bond Funds (as a % of the lesser of the original
purchase price or redemption proceeds)                                      None[A]         None[A]         *

Maximum sales charge on reinvested distributions                            None            None            None

Redemption fee                                                                  None            None            None

Exchange fee                                                                    None            None            None

Annual account maintenance fee (for accounts under $2,500)                       $12.00          $12.00          $12.00


* FUNDS DO NOT OFFER CLASS B SHARES.
[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS", PAGE 60.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
The following information replaces similar information found in "Expenses" on page 5.


EQUITY FUNDS


                       Operating Expenses                                                       Class A    Class T   Class B


EQUITY GROWTH          Management fee                                                           0.61%      0.61%     0.61%


                       12b-1 fee (including 0.25% Shareholder Service Fee for Class B shares)   0.25%      0.50%     1.00%


                       Other expenses                                                           0.33%[A]   0.25%
0.34%[A]

                       Total operating expenses                                                  1.19%     1.36%     1.95%


GROWTH OPPORTUNITIES   Management fee                                                           0.61%      0.61%     0.61%


                       12b-1 fee (including 0.25% Shareholder Service Fee for Class B shares)   0.25%      0.50%     1.00%


                       Other expenses                                                           0.28%[A]   0.23%
0.32%[A]

                       Total operating expenses                                                 1.14%      1.34%     1.93%



The following footnotes replace similar footnotes found in "Expenses"
on page 5.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.15%, 1.26% , AND 1.94% FOR CLASS A, CLASS T, AND CLASS B, RESPECTIVELY.
The following information replaces similar information found in "Expenses" on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:
                                      Class T   Class B

Mid Cap                                1.60%     2.37%

Equity Growth                          1.34%     1.95%

Strategic Opportunities               1.27%     1.79%

Large Cap                              2.00%     2.50%

Equity Income                          1.26%     1.79%

Balanced                               1.20%     1.90%

High Yield                             1.11%     1.79%

Strategic Income                       1.22%     1.87%

Government Investment                  0.99%     1.67%

Intermediate Bond                      0.96%     1.66%

Short-Intermediate Municipal Income    0.89%     *

California Municipal Income            0.87%    1.62%

New York Municipal Income              0.97%    1.62%

* FUND DOES NOT OFFER CLASS B SHARES
The following information replaces similar information regarding Growth Opportunities found in "Expenses" on page 8.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

            Examples


                                            Full Redemption                       No
                                                                                  Redemption

                                            Class A           Class T   Class B   Class B

GROWTH OPPORTUNITIES    After 1 year        $68               $48       $70[A]    $20

                        After 3 years       $92               $76       $91[A]    $61

                        After 5 years       $117              $106      $124[A]   $104

                        After 10 years[B]   $188              $191      $195      $195


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
For the funds listed below, the following information replaces similar information relating to Class A shares found in "Expenses" beginning on page 8.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

                                            Examples

                                            Full Redemption

                                            Class A

TECHNOQUANT GROWTH        After 1 year      $71

                          After 3 years     $99

MID CAP                   After 1 year      $71

                          After 3 years     $98

EQUITY GROWTH             After 1 year      $69

                          After 3 years     $93

                          After 5 years     $119

                          After 10 years    $194

STRATEGIC OPPORTUNITIES   After 1 year      $70

                          After 3 years     $95

                          After 5 years     $122

                          After 10 years    $200

LARGE CAP                 After 1 year      $74

                          After 3 years     $109

GROWTH & INCOME           After 1 year      $69

                          After 3 years     $93

EQUITY INCOME             After 1 year      $68

                          After 3 years     $90

                          After 5 years     $115

                          After 10 years    $184

BALANCED                  After 1 year      $68

                          After 3 years     $90

                          After 5 years     $115

                          After 10 years    $184

TAXABLE INCOME FUNDS

                                         Examples

                                         Full Redemption

                                         Class A

HIGH YIELD              After 1 year     $58

                        After 3 years    $81

                        After 5 years    $106

                        After 10 years   $177

STRATEGIC INCOME        After 1 year     $60

                        After 3 years    $85

                        After 5 years    $113

                        After 10 years   $191

MORTGAGE SECURITIES     After 1 year     $56

                        After 3 years    $75

                        After 5 years    $95

                        After 10 years   $153

GOVERNMENT INVESTMENT   After 1 year     $56

                        After 3 years    $75

                        After 5 years    $95

                        After 10 years   $153

INTERMEDIATE BOND       After 1 year     $46

                        After 3 years    $65

                        After 5 years    $85

                        After 10 years   $144

MUNICIPAL FUNDS

            Examples

            Full Redemption

            Class A

HIGH INCOME MUNICIPAL           After 1 year     $56

                                After 3 years    $75

                                After 5 years    $95

                                After 10 years   $153

MUNICIPAL BOND                  After 1 year     $56

                                After 3 years    $75

                                After 5 years    $95

                                After 10 years   $153

INTERMEDIATE MUNICIPAL INCOME   After 1 year     $46

                                After 3 years    $65

                                After 5 years    $85

                                After 10 years   $144

STATE MUNICIPAL FUNDS

                                               Examples

                                               Full Redemption

                                               Class A

CALIFORNIA MUNICIPAL INCOME   After 1 year     $56

                              After 3 years    $75

NEW YORK MUNICIPAL INCOME     After 1 year     $56

                              After 3 years    $75

                              After 5 years    $95

                              After 10 years   $153

The following information replaces similar information found in "Expenses" on page 11.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                                 Other Expenses                           Total Operating Expenses


                                 Class A[A]       Class T     Class B     Class A[A]                 Class T     Class B


Large Cap                         0.96%            1.34%       2.35%       1.81%                      2.44%       3.95%


Strategic Income                  0.65%            (dagger)    (dagger)    1.39%                      (dagger)    (dagger)


Mortgage                          2.25%            0.53%       1.08%       2.85%                      1.23%       2.43%

Securities[A]


Government                        0.72%            (dagger)    0.43%       1.32%                      (dagger)    1.78%

Investment


Intermediate Bond                 0.48%            (dagger)    0.44%       1.08%                      (dagger)    1.79%


Short Fixed-Income                0.50%            (dagger)    *           1.10%                      (dagger)    *


High Income                       0.48%            (dagger)    (dagger)    1.03%                      (dagger)    (dagger)

Municipal


Municipal Bond[A]                 2.80%            0.37%       0.52%       3.35%                      1.02%       1.82%


Intermediate                      1.00%            0.39%       0.56%       1.55%                      1.04%       1.86%

Municipal Income


Short-Intermediate                1.29%            0.60%       *           1.84%                      1.15%       *

Municipal Income


California Municipal Income[A]    2.01%            0.38%       0.95%       2.50%[B]                   1.03%       2.25%


New York Municipal Income         1.95%            1.97%       2.42%       2.50%                      2.62%       3.72%



* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] LIMITED IN ACCORDANCE WITH A STATE LIMITATION. WITHOUT THIS LIMITATION, TOTAL OPERATING EXPENSES WOULD BE 2.56% FOR CALIFORNIA MUNICIPAL INCOME, CLASS A.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
For the funds listed below, the following information replaces similar information relating to Class A load adjusted total return figures found in "Performance" on pages 30-32. The total return figures in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front-end sales charges. Unless revised in this prospectus supplement, the footnotes to the total return tables found in "Performance" on pages 35-36 remain unchanged.
EQUITY FUNDS    -     CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF


      Past 1 year   Past 5 years   10 Years/       Past 1 year   Past 5 years   10 Years/
                                   Life of fund+                                Life of fund+



MID CAP - CLASS A (LOAD ADJ.) [A][C]                   n/a       n/a      n/a      n/a       n/a       10.27%

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A][C]             12.13%    17.36%   18.92%   12.13%    122.64%   465.44%

GROWTH OPPORTUNITIES - CLASS A (LOAD ADJ.)[A][B]       10.78%    16.27%   19.84%   10.78%    112.51%   406.46%

STRATEGIC OPPORTUNITIES - CLASS A (LOAD ADJ.) [A][D]   (4.30)%   10.78%   11.21%   (4.30)%   66.84%    189.43%

LARGE CAP - CLASS A (LOAD ADJ.) [A][C]                 n/a       n/a      n/a      n/a       n/a       11.50%

EQUITY INCOME - CLASS A (LOAD ADJ.) [A][C]             11.97%    17.59%   12.53%   11.97%    124.79%   225.67%

BALANCED - CLASS A (LOAD ADJ.)[A][B]                   2.96%     7.35%    10.64%   2.96%     42.58%    170.12%


TAXABLE BOND FUNDS    -     CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF


      Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                   Life of fund+                                Life of fund+



HIGH YIELD - CLASS A (LOAD ADJ.)[A][B]               7.34%     13.24%   13.17%   7.34%     86.25%   237.33%

STRATEGIC INCOME - CLASS A (LOAD ADJ.)[A][D]         7.45%     n/a      13.37%   7.45%     n/a      31.34%

MORTGAGE SECURITIES - CLASS A                        1.65%     6.75%    7.78%    1.65%     38.64%   111.47%
(LOAD ADJ.) [A][E]

GOVERNMENT INVESTMENT - CLASS A (LOAD ADJ.) [A][B]   (0.61)%   5.72%    6.52%    (0.61)%   32.08%   85.96%

INTERMEDIATE BOND - CLASS A (LOAD ADJ.) [A][C]       0.93%     6.12%    7.26%    0.93%     34.60%   101.50%


MUNICIPAL FUNDS    -     CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF




                                 Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                                              Life of fund+                                Life of fund+

HIGH INCOME MUNICIPAL - CLASS A
(LOAD ADJ.)[A][B]                (0.53)%       5.89%          8.52%           (0.53)%       33.16%         111.11%

MUNICIPAL BOND - CLASS A
(LOAD ADJ.)[A] [D]               (1.05)%       5.69%          6.69%           (1.05)%       31.88%         91.13%

INTERMEDIATE MUNICIPAL INCOME -
CLASS A                           0.94%         5.21%          5.73%           0.94%         28.90%         74.57%
(LOAD ADJ.)[A][C]


STATE MUNICIPAL FUNDS    -     CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF




                                  Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                                               Life of fund+                                Life of fund+

CALIFORNIA MUNICIPAL INCOME -
CLASS A (LOAD ADJ.)[A][B]         n/a           n/a            n/a             n/a           n/a            (2.87)%

NEW YORK MUNICIPAL INCOME -
CLASS A (LOAD ADJ.)[A][B]         0.23%         n/a            4.23%           0.23%         n/a            5.09%


[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE 62.
The following information replaces similar information found in footnote F of the "Performance" section on page 36.
[F] CLASS A OF MUNICIPAL BOND COMMENCED OPERATIONS ON MARCH 3, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
The following information replaces similar information found in the "Charter" section on page 38.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 38.
John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 39. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. government investments for Advisor Government Investment. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed income trader and portfolio manager.
Effective October 1, 1997, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 39.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
The following information replaces similar information found under the heading "FMR and Its Affiliates"in the "Charter" section on page 40. As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 43.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 44.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. The following information replaces similar information found under the heading "Debt Securities" in the "Securities and Investment Practices" section on page 46.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade quality if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found under the heading "Cash Management" in the "Securities and Investment Practices" section beginning on page 47.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
The following information replaces similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 48.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 48.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities,Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities,Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. The following information replaces similar information under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
Investment performance for Growth Opportunities and Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information regarding Equity Growth under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
                  Group     Individual   Total Management
                 Fee Rate    Fund Fee    Fee
                             Rate

Equity Growth     0.30%      0.30%        0.61%

The following footnotes replace similar footnotes found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
[A] ESTIMATED
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
The following information replaces similar information found in "How to Buy Shares" on page 54.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 61, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 64, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 60.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
The following information replaces similar information found in "Investor Services" on page 58.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T or Class B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
The following information replaces similar information found in "Transaction Details" on page 61.
THE OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV, divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. The offering price of Class B of each fund is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

EQUITY FUNDS:              Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               5.75%            6.10%            5.00%

$50,000 to $99,999          4.50%            4.71%            3.75%

$100,000 to $249,999        3.50%            3.63%            2.75%

$250,000 to $499,999        2.50%            2.56%            2.00%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    1.00%            1.01%           0.75%

$25,000,000 or more        None*            None*            *

BOND FUNDS:                Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               4.75%            4.99%            4.25%

$50,000 to $99,999          4.50%            4.71%            4.00%

$100,000 to $249,999        3.50%            3.63%            3.00%

$250,000 to $499,999        2.50%            2.56%            2.25%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    0.50%            0.50%            0.50%

$25,000,000 or more        None*            None*            *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge                      Investment
                                                                  Professional
                                                                  Concession as %
                                                                  of Offering Price

                                As a % of        As an
                                Offering Price   approximate %
                                                 of Net Amount
                                                 Invested

Up to $49,999                    3.75%            3.91%            3.00%

$50,000 to $99,999               3.00%            3.10%            2.25%

$100,000 to $249,999             2.25%            2.30%            1.75%

$250,000 to $499,999             1.75%            1.78%            1.50%

$500,000 to $999,999             1.50%            1.52%            1.25%

$1,000,000 - $24,999,999         0.50%            0.50%            0.50%

$25,000,000 or more             None*            None*            *



SHORT-TERM BOND FUNDS:     Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $499,999              1.50%            1.52%            1.25%

$500,000 to $999,999        1.00%            1.01%            0.75%

$1,000,000 - $24,999,999   None             None             None

$25,000,000 or more        None*            None*            *

* SEE SECTION ENTITLED FINDER'S FEE.
The following information replaces similar information found in "Transaction Details" on page 62.
FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund:
U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or Tax-Exempt Fund (formerly Daily Tax-Exempt Money
Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces similar information found in "Transaction Details" on page 63.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. The dollar amount of the CDSC, if any, you paid on Class A shares will likewise be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed. For purposes of the CDSC holding period schedule, the holding period of your Class A shares will also continue as if the shares had not been redeemed.
The following information replaces similar information found in "Exchange Restrictions" on page 64.
(small solid bullet) Any exchanges of Class A, Class T, or Class B shares are not subject to a CDSC.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 65.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3) certain broker dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 66.
If you are investing through    an insurance company separate account,
if you are investing through a trust department, if you are investing
through     an account managed by a broker-dealer,    or     if you
have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class T shares without a sales charge
(as described in    (6),     (9), (10) and (13), above), Class A
shares without a sales charge (as described in    (1),     (2), (3)
and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 23 for further information. The following information replaces similar information found in "Who May Want to Invest" on page 3.
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer and (iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
   Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
The following information replaces similar information found in "Who May Want to Invest" on page 4.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T or Class B shares.



































The following information replaces similar information regarding
Equity Growth found in "Expenses" on page 5.
EQUITY GROWTH   Management fee                  0.61%   After 1 year     $ 8

                12b-1 fee (Distribution fee)   None     After 3 years    $ 25

                Other expenses                  0.18%   After 5 years    $ 44

                Total operating expenses        0.79%   After 10 years   $ 98

The following footnotes replace similar footnotes found in "Expenses"
on page 5.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.06%.
The following information replaces similar information found in the "Charter" section on page 21.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 21.
John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 22. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. government investments for Advisor Government Investment. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed income trader and portfolio manager.
Effective October 1, 1997, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 22.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 23. As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 26.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 27.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. The following information replaces similar information found under the heading "Debt Securities" in the "Securities and Investment Practices" section on page 29.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found under the heading "Cash Management" in the "Securities and Investment Practices" section on page 30.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
The following information replaces similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 31.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 31.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
Investment performance for Growth Opportunities and Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information regarding Equity Growth found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
       Group     Individual   Total Management
      Fee Rate    Fund Fee    Fee
                  Rate

Equity Growth    0.30%    0.30%     0.61%

The following footnotes replace similar footnotes found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
[A] ESTIMATED
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
The following information supplements the information found in "Exchange Restrictions" on page 43.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS FEBRUARY 28, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "INVESTMENT POLICIES AND LIMITATIONS" BEGINNING ON PAGE 4.
       OVERSEAS FUND
       THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
   (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
   (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
       THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(4) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities of other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN "INVESTMENT POLICIES AND LIMITATIONS" BEGINNING ON PAGES 35.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM "INVESTMENT POLICIES AND LIMITATIONS" ON PAGE 38.
FUNDAMENTAL POLICIES: It is the policy of Equity Growth to engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN "PERFORMANCE" BEGINNING ON PAGE 68.
The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of 5.25% for TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); 4.25% for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds); 3.25% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). EFFECTIVE AUGUST 1, 1997, the Equity Funds', Bond Funds', and the Intermediate-Term Bond Funds' Class A shares maximum front-end sales charges increase as follows: 5.75% for the Equity Funds; 4.75% for the Bond Funds; and 3.75% for the Intermediate-Term Bond Funds. As the case may be, the performance numbers herein reflect the Class A shares maximum front-end sales charges as in effect through July 31, 1997. Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), and 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds, 3.50% for the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, and 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), and 0.15% (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 5.00% for all funds that offer Class B except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%. Class B shares are also subject to a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bonds Funds and the Intermediate-Term Bond Funds), as well as a 0.25% shareholder services fee. Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 119.
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.75% (Equity Funds); 4.75% (Bond Funds); 3.75% (Intermediate Bond Funds); or 1.50% (Short Bond Funds) front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
2. to shares purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
5. To shares purchased by an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 120.
FINDERS FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money
Fund: U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund:
Money Market Portfolio), or shares of Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 121.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived (1) in the case of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 122.
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS SHARES ONLY FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "DISTRIBUTIONS AND TAXES" ON PAGE 123.
Each municipal fund purchases securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure. THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "TRUSTEES AND OFFICERS" BEGINNING ON PAGE 126.
The Trustees, Members of the Advisory Board, and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees and Members of the Advisory Board who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
*J. GARY BURKHEAD (55), Member of the Advisory Board (1997), is Vice Chairman of FMR Corp. (1997) and President of Fidelity Investments Institutional Services Company, Inc. (1997). Previously, Mr. Burkhead served as President and a Director of FMR.
WILLIAM O. McCOY (63),Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
ROBERT LAWRENCE (44), is Vice President of TechnoQuant Growth, Emerging Markets Income, High Yield, and Strategic Income (1997), and other funds advised by FMR, and Senior Vice President (1993). Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).
MARGARET L. EAGLE (47), is Vice President of High Yield and Strategic Income (1997), and an employee of FMR.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 126:
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
*ROBERT C. POZEN (51), Trustee and Vice President (1997), is President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
   RICHARD A. SPILLANE, JR. (46), is Vice President of certain Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity in 1988, Mr. Spillane served as Director of Research from 1988 to 1994, and was chief investment officer for Fidelity International Limited from 1994 to 1997. Before joining Fidelity, Mr. Spillane was an analyst and portfolio manager for Eaton Vance Management in Boston, Massachusetts.
   ABIGAIL P. JOHNSON (36), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds (1988-1997).
   DWIGHT D. CHURCHILL (43), is Vice President of Bond Funds, Group Leader of the Bond Group, and is Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity,
he     spent three years as president and CEO of CSI Asset Management,
Inc. in Chicago, an investment management subsidiary of The
Prudential.
GEORGE A. FISCHER (36), is Vice President of High Income Municipal
(1997) and Municipal Bond (1997), and other funds advised by FMR, and an employee of FMR.
JONATHAN D. SHORT (34), is Vice President of California Municipal Income (1997), and other funds advised by FMR, and an employee of FMR. THOMAS M. SPRAGUE (39), is Vice President of Large Cap (1997), and another fund advised by FMR, and an employee of FMR.
EFFECTIVE OCTOBER 1, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 127. KEVIN E. GRANT (36), is Vice President of Balanced (1996) and Intermediate Bond (1996), and other funds advised by FMR, and an employee of FMR.
THE FOLLOWING INFORMATION REPLACES THE BIOGRAPHICAL INFORMATION FOR KENNETH A. RATHGEBER IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 128:
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THE FOLLOWING FOOTNOTE REPLACES A SIMILAR FOOTNOTE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 130.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund, effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Advisor Series VII on August 4, 1997, June 18, 1997, and September 17, 1997, respectively.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGES 131-135.
As of May 31, 1997, approximately 44.14% of California Municipal Income's, 7.39% of Emerging Markets Income's, 4.05% of Large Cap's, and 28.67% of Municipal Bond's, outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 125, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of California Municipal Income's, Emerging Markets Income's, Large Cap's, and Municipal Bond's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of May 31, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:
ADVISOR BALANCED - CLASS A: EQ Financial Consultants, New York, NY (10.99%); First Tennessee Bank, Memphis, TN (7.61%).
ADVISOR BALANCED - CLASS T: CIGNA, Hartford, CT (22.15%); Smith Barney, New York, NY (5.24%).
ADVISOR BALANCED - CLASS B: Royal Alliance Assoc., Inc., Birmingham,
AL (5.92%).
ADVISOR BALANCED - INSTITUTIONAL CLASS: Whitney National Bank, New Orleans, LA (33.07%); Valley National Bank, Clifton, NJ (14.31%); Charles Schwab and Co., Inc., San Francisco, CA (9.38%); Moss Lawton, Chicago, IL (8.19%); Benefit Services Corporation, Atlanta, GA (6.09%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (75.48%); Sunamerica Securities, Inc., Phoenix, AZ (24.52%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T: First Allied Securities, Inc., Cokeville, WY (21.42%); Prudential Securities, New York, NY (15.83%); Hornor Townsend & Kent, Philadelphia, PA (12.58%);
W. S. Griffith & Co., Inc., San Diego, CA (5.48%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B: FMR Corp., Boston, MA (13.02%); UBOC Investment Services, Inc., Los Angeles, CA (12.54%); U.
S. Life Equity Sales, New York, NY (12.11%); Prudential Securities, New York, NY (9.08%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.51%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (7.34%); A. G. Edwards & Sons, St. Louis, MO (6.67%); Alliance Advisory & Securities, Westlake Village, CA (6.42%); PaineWebber, Inc., Weehawken, NJ (6.33%); Sunamerica Securities, Inc., Phoenix, AZ (5.30%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (98.67%).
ADVISOR EMERGING MARKETS INCOME - CLASS A: FMR Corp., Boston, MA (11.67%); Dain Bosworth, Inc., Minneapolis, MN (10.22%); PNC Securities, Pittsburgh, PA (7.55%); Washington Square Securities, Minneapolis, MN (6.96%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.43%).
ADVISOR EMERGING MARKETS INCOME - CLASS T: FMR Corp., Boston, MA (9.37%); Donaldson, Lufkin & Jenrette, New York, NY (6.80%).
ADVISOR EMERGING MARKETS INCOME - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (9.26%); PaineWebber, Inc., Weehawken, NJ (6.83%).
ADVISOR EMERGING MARKETS INCOME - INSTITUTIONAL CLASS: Robert E. Jones & Associates, Denver, CO (59.98%); First National Bank La Jolla, La Jolla, CA (7.36%).
ADVISOR EQUITY GROWTH - CLASS A: FIS Securities, Inc., Providence, RI (9.60%); Donaldson, Lufkin & Jenrette, New York, NY (6.68%).
ADVISOR EQUITY GROWTH - CLASS T: CIGNA, Hartford, CT (8.88%); Smith Barney, New York, NY (5.61%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.33%).
ADVISOR EQUITY GROWTH - CLASS B: FIS Securities, Inc., Providence, RI
(11.76%).
ADVISOR EQUITY INCOME - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (8.16%); FIS Securities, Inc., Providence, RI (6.04%). ADVISOR EQUITY INCOME - CLASS T: Smith Barney, New York, NY (5.33%). ADVISOR EQUITY INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.26%); Smith Barney, New York, NY (7.18%); Donaldson, Lufkin & Jenrette, New York, NY (6.61%).
ADVISOR EQUITY INCOME - INSTITUTIONAL CLASS: Bank of Boston, Boston, MA (29.73%); First National Bank of Ohio, Akron, OH (13.12%); First Hawaiian Bank, Honolulu, HI (5.82%).
ADVISOR GOVERNMENT INVESTMENT - CLASS A: FMR Corp., Boston, MA (15.00%); Wilmington Trust Company, Wilmington, DE (12.68%); CJM Planning Corp., Fair Lawn, NJ (10.68%); A. G. Edwards & Sons, St. Louis, MO (9.08%); Vestax Securities, Hudson, OH (9.00%); UBOC Investment Services, Inc., Los Angeles, CA (7.28%); EQ Financial Consultants, New York, NY (6.92%).
ADVISOR GOVERNMENT INVESTMENT - CLASS T: Oriental Financial Services Corp., Hato Rey, PR (6.54%); Commonwealth Equity Services, Waltham, MA (6.28%); Smith Barney, New York, NY (5.02%).
ADVISOR GOVERNMENT INVESTMENT - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (7.52%); Royal Alliance Assoc., Inc., Birmingham, AL (6.29%); Smith Barney, New York, NY (5.31%).
ADVISOR GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (63.05%); First Security Trust Company, Coral Gables, FL (6.02%).
ADVISOR GROWTH OPPORTUNITIES - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (6.28%); Prudential Securities, New York, NY (6.04%); A.
G. Edwards & Sons, St. Louis, MO (5.09%).
ADVISOR GROWTH OPPORTUNITIES - CLASS T: CIGNA, Hartford, CT (16.42%); Smith Barney, New York, NY (6.72%).
ADVISOR GROWTH OPPORTUNITIES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (9.76%); A. G. Edwards & Sons, St. Louis, MO (6.83%); Smith Barney, New York, NY (6.46%); Prudential Securities, New York, NY (5.54%).
ADVISOR GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS: Frost National Bank, San Antonio, TX (9.55%); Charles Schwab and Co., Inc., San Francisco, CA (9.54%); Marshall & Ilsley Trust Co., Milwaukee, WI (7.31%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS A: Dain Bosworth, Inc., Minneapolis, MN (29.02%); A. G. Edwards & Sons, St. Louis, MO (19.28%); 1717 Capital Management Company, Newark, DE (15.87%); FMR Corp., Boston, MA (6.18%); EQ Financial Consultants, New York, NY (5.75%); Corelink Financial, Providence, RI (5.47%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS T: Smith Barney, New York, NY (8.75%); A. G. Edwards & Sons, St. Louis, MO (6.86%); Royal Alliance Assoc., Inc., Birmingham, AL (5.26%); Donaldson, Lufkin & Jenrette, New York, NY (5.09%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (10.32%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.26%).
ADVISOR HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS: Tompkins County Trust Company, Ithaca, NY (19.03%); FMR Corp., Boston, MA (12.49%); Charles Schwab and Co., Inc., San Francisco, CA (6.58%); Liberty National Bank & Trust, Oklahoma City, OK (6.40%); Jack White & Company
- TX, Beaumont, TX (5.55%); Evergreen Bank, N.A., Glens Falls, NY (5.55%); University Bank, Houston, TX (5.26%).
ADVISOR HIGH YIELD - CLASS A: FIS Securities, Providence, RI (13.09%); Donaldson, Lufkin & Jenrette, New York, NY (8.22%).
ADVISOR HIGH YIELD - CLASS T: Donaldson, Lufkin & Jenrette, New York, NY (9.06%); Smith Barney, New York, NY (6.17%); Manulife Financial, Canada (5.94%).
ADVISOR HIGH YIELD - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (10.58%); Donaldson, Lufkin & Jenrette, New York, NY (8.20%); Prudential Securities, New York, NY (6.79%); Smith Barney, New York, NY (5.98%).
ADVISOR HIGH YIELD - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (18.03%); Donaldson, Lufkin & Jenrette, New York, NY (10.12%); Resources Trust Company, Englewood, CO (7.56%); First Hawaiian Bank, Honolulu, HI (6.49%); Capital Planning Corp., Bellevue, WA (5.08%).
ADVISOR INTERMEDIATE BOND - CLASS A: FIS Securities, Inc., Providence, RI (30.64%); Corelink Financial, Providence, RI (13.33%); Donaldson, Lufkin & Jenrette, New York, NY (9.26%); FMR Corp., Boston, MA (5.80%); Prudential Securities, New York, NY (5.58%).
ADVISOR INTERMEDIATE BOND - CLASS T: PaineWebber, Inc., Weehawken, NJ
(8.22%).
ADVISOR INTERMEDIATE BOND - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (11.67%); Royal Alliance Assoc., Inc., Birmingham, AL (6.19%).
ADVISOR INTERMEDIATE BOND - INSTITUTIONAL CLASS: Mercantile Bank, N.A., St. Louis, MO (12.75%); Amivest Corporation, New York, NY (6.41%); Magna Trust Company, Belleville, IL (6.23%); Bank of Mississippi, Jackson, MS (5.75%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (30.39%); Summit Trust Company, Summit, NJ (27.86%); Locust Street Securities, Inc., Des Moines, IA (22.90%); Corelink Financial, Providence, RI (13.65%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (8.75%); Smith Barney, New York, NY (6.98%); Commonwealth Equity Services, Waltham, MA (5.44%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (12.04%); National Financial Services Corporation, Boston, MA (7.61%); Prudential Securities, New York, NY (7.07%); Donaldson, Lufkin & Jenrette, New York, NY (6.93%); Royal Alliance Assoc., Inc., Birmingham, AL (6.35%); A. G. Edwards & Sons, St. Louis, MO (6.08%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS: Liberty National Bank & Trust, Oklahoma City, OK (24.47%); Wells Fargo Bank, San Francisco, CA (12.90%); Frost National Bank, San Antonio, TX (10.88%); South Holland Bancorp, South Holland, IL (8.94%); Citizens National Bank of Evansville, Evansville, IN (6.20%); Laird Norton Co., Seattle, WA (5.71%).
ADVISOR LARGE CAP - CLASS A: A. G. Edwards & Sons, St. Louis, MO (12.19%); FMR Corp., Boston, MA (7.63%); Westport Bank and Trust Co., Westport, CT (6.24%); LaSalle St. Securities, Inc., Chicago, IL (6.03%); 1717 Capital Management Company, Newark, DE (5.62%).
ADVISOR LARGE CAP - CLASS T: Dain Bosworth, Inc., Minneapolis, MN (8.07%); Securities America, Inc., Omaha, NE (7.86%).
ADVISOR LARGE CAP -CLASS B: Dain Bosworth, Inc., Minneapolis, MN (20.70%); Prudential Securities, New York, NY (7.53%).
ADVISOR LARGE CAP - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (39.94%); Charles Schwab and Co., Inc., San Francisco, CA (21.21%); Union Planters National Bank, Memphis, TN (13.71%); First Hawaiian Bank, Honolulu, HI (8.16%).
ADVISOR MID CAP - CLASS A: PaineWebber, Inc., Weehawken, NJ (7.88%); Smith Barney, New York, NY (6.50%); A. G. Edwards & Sons, St. Louis, MO (6.15%); First Tennessee Bank, Memphis, TN (5.38%).
ADVISOR MID CAP - CLASS T: Commonwealth Equity Services, Waltham, MA (8.26%); Dain Bosworth, Inc., Minneapolis, MN (7.29%); Smith Barney, New York, NY (6.22%); Donaldson, Lufkin & Jenrette, New York, NY (5.64%).
ADVISOR MID CAP - CLASS B: Dain Bosworth, Inc., Minneapolis, MN (15.26%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.41%); Smith Barney, New York, NY (7.59%).
ADVISOR MID CAP - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu,
HI (71.21%).
ADVISOR MORTGAGE SECURITIES - CLASS A: CIGNA, Hartford, CT (92.82%); FMR Corp., Boston, MA (6.63%).
ADVISOR MORTGAGE SECURITIES - CLASS T: Sunamerica Securities, Inc., Phoenix, AZ (54.91%); FMR Corp., Boston, MA (14.47%); Donaldson, Lufkin & Jenrette, New York, NY (9.46%).
ADVISOR MORTGAGE SECURITIES - CLASS B: 1717 Capital Management Company, Newark, DE (42.51%); FMR Corp., Boston, MA (20.26%); Washington Square Securities, Minneapolis, MN (20.10%).
ADVISOR MORTGAGE SECURITIES - INSTITUTIONAL CLASS: FMR Corp., Boston,
MA (11.29%).
ADVISOR MORTGAGE SECURITIES - INITIAL CLASS: National Financial Services Corporation, Boston, MA (13.26%).
ADVISOR MUNICIPAL BOND - CLASS A: Sigma Financial Corp., Ann Arbor, MI (70.92%); FMR Corp., Boston, MA (19.97%); PaineWebber, Inc., Weehawken, NJ (6.97%).
ADVISOR MUNICIPAL BOND - CLASS T: 1717 Capital Management Company, Newark, DE (17.82%); FSC Securities Corp., Atlanta, GA (15.26%); Jefferson Pilot Investor Services, Greensboro, NC (11.52%); A. G. Edwards & Sons, St. Louis, MO (8.96%); Donaldson, Lufkin & Jenrette, New York, NY (8.35%); Lovell, Inc., Brentwood, TN (6.92%); KMS Financial Services, Inc., Seattle, WA (5.31%).
ADVISOR MUNICIPAL BOND - CLASS B: Prudential Securities, New York, NY (20.58%); FMR Corp., Boston, MA (11.79%); Dain Bosworth, Inc., Minneapolis, MN (11.64%); Investment Advisors & Consultants, Inc., Ocean, NJ (9.21%); Bank One, N.A., Columbus, OH (6.12%); John Hancock Distributors, Boston, MA (5.85%); Associated Investments Services, Inc., Portage, WI (5.64%).
ADVISOR MUNICIPAL BOND - INSTITUTIONAL CLASS: Drovers Bank, York, PA (46.61%); Peoples Bank and Trust Co., Indianapolis, IN (26.40%); Premier Bank and Trust, Elyria, OH (11.26%); FMR Corp., Boston, MA (8.23%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (51.55%); PaineWebber, Inc., Weehawken, NJ (37.35%); A. G. Edwards & Sons, St. Louis, MO (6.40%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T: FMR Corp., Boston, MA (18.55%); A. G. Edwards & Sons, St. Louis, MO (11.27%); North Ridge Securities Corp., Hauppauge, NY (10.71%); First Albany, Albany, NY (7.03%); HRC Services, Inc., Glenwood Landing, NY (5.46%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B: FMR Corp., Boston, MA (23.60%); Chase Investment Services, New York, NY (16.26%); National Financial Services Corporation, Boston, MA (16.21%); Prudential Securities, New York, NY (11.11%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.24%).
ADVISOR NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (100.00%).
ADVISOR OVERSEAS - CLASS A: EQ Financial Consultants, New York, NY (9.19%); Chase Investment Services, New York, NY (6.50%); PaineWebber, Inc., Weehawken, NJ (6.06%).
ADVISOR OVERSEAS - CLASS T: Great West Life/Benefits Corp., Englewood, CO (7.56%); Smith Barney, New York, NY (7.22%).
ADVISOR OVERSEAS - CLASS B: Royal Alliance Assoc., Inc., Birmingham, AL (6.60%); PaineWebber, Inc., Weehawken, NJ (6.57%); Smith Barney, New York, NY (6.54%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.71%).
ADVISOR OVERSEAS - INSTITUTIONAL CLASS: First National Bank, Iowa City, IA (24.65%); Bingham, Dana & Gould L.L.P., Boston, MA (13.34%); First Hawaiian Bank, Honolulu, HI (9.37%); One Valley Bank, N.A., Charleston, WV (5.98%).
ADVISOR SHORT FIXED-INCOME - CLASS A: A. G. Edwards & Sons, St. Louis, MO (19.35%); FMR Corp., Boston, MA (13.04%); Corelink Financial, Providence, RI (6.12%); Harbour Investments, Inc., Madison, WI (6.04%); Terra Securities Corp., Oak Brook, IL (5.90%).
ADVISOR SHORT FIXED-INCOME - CLASS T: Smith Barney, New York, NY (6.37%); Royal Alliance Assoc., Inc., Birmingham, AL (5.55%).
ADVISOR SHORT FIXED-INCOME - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (57.10%); First National Bank of Springfield, Springfield, IL (17.54%); Benefit Services Corporation, Atlanta, GA (12.45%).
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (51.72%); Investment Advisors & Consultants, Inc., Ocean, NJ (16.09%); Chase Manhattan Bank, N.A., Rochester, NY (5.97%). ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T: Key/Society Corp., Cleveland, OH (17.63%); Cowles, Sabol & Co., Inc., Encino, CA (8.43%).
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
University Bank, Houston, TX (22.34%); FMR Corp., Boston, MA (21.84%); First American Bank & Trust, Fort Atkinson, WI (19.58%); Peoples Bank and Trust Co., Indianapolis, IN (12.83%); Drovers Bank, York, PA (11.06%).
ADVISOR STRATEGIC INCOME - CLASS A: FIS Securities, Inc., Providence, RI (33.50%); FMR Corp., Boston, MA (7.83%); Terra Securities Corp., Oak Brook, IL (7.10%); PaineWebber, Inc., Weehawken, NJ (5.05%). ADVISOR STRATEGIC INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (7.76%); Donaldson Lufkin & Jenrette, New York, NY (7.35%); Financial Network Investment Corp., Torrance, CA (5.08%). ADVISOR STRATEGIC INCOME - CLASS B: G W & Wade Asset Management Co., Wellesley, MA (33.18%); FIS Securities, Inc., Providence, RI (6.02%). ADVISOR STRATEGIC INCOME - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (88.97%); Bingham, Dana & Gould L.L.P., Boston, MA (5.04%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS A: FMR Corp., Boston, MA (14.26%); A. G. Edwards & Sons, St. Louis, MO (12.69%); Stephens, Inc., Little Rock, AR (5.42%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS T: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (12.63%); CIGNA, Hartford, CT (10.43%); A.
G. Edwards & Sons, St. Louis, MO (6.42%); Smith Barney, New York, NY
(5.09%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (6.38%); Smith Barney, New York, NY (6.37%). ADVISOR STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS: National Bank of Alaska, Anchorage, AK (18.50%); Evergreen Bank, N.A., Glens Falls, NY (15.96%); Whitney National Bank, New Orleans, LA (11.31%); Equitable Trust Company, Nashville, TN (10.21%); First Tennessee Bank, Memphis, TN (10.12%); Thumb National Bank and Trust, Pigeon, MI (6.13%); Commonwealth Equity Services, Waltham, MA (5.60%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 136.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                    12/1/96                       12/23/96*

O   verseas                           10/1/97                       9/17/97

Mid Cap                               1/18/96                       1/18/96*

Equity Growth                         9/1/97                        8/4/97

Growth Opportunities                  8/1/97                        7/16/97

Strategic Opportunities               7/1/97                        6/18/97

Large Cap                             1/18/96                       1/18/96*

Growth & Income                       12/1/96                       12/23/96*

Equity Income                         8/1/86                        7/23/86

Balanced                              1/1/95                        12/14/94

Emerging Markets Income               7/1/97                        6/18/97

High Yield                            1/1/95                        12/14/94

Strategic Income                      7/1/97                        6/18/97

Mortgage Securities                   8/1/94                        7/13/94

Government Investment                 1/1/95                        12/14/94

Intermediate Bond                     1/1/95                        12/14/94

Short Fixed-Income                    1/1/95                        12/14/94

High Income Municipal                 12/1/94                       11/16/94

Municipal Bond                        1/1/94                        12/15/93

Intermediate Municipal Income         7/1/95                        6/14/95

Short-Intermediate Municipal Income   7/1/95                        6/14/95

New York Municipal Income             11/17/94                      12/8/94

California Municipal Income           12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" ON PAGE 139.
CALIFORNIA MUNICIPAL INCOME, STRATEGIC INCOME, AND EMERGING MARKETS INCOME. The following fee schedule is the current fee schedule for California Municipal Income, Strategic Income, and Emerging Markets Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

This fee schedule has been approved by the shareholders of California Municipal Income, Strategic Income, and Emerging Markets Income.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" BEGINNING ON PAGE 144.
       TECHNOQUANT GROWTH, MID CAP, LARGE CAP, GROWTH & INCOME, STRATEGIC OPPORTUNITIES, GROWTH OPPORTUNITIES, EQUITY GROWTH, AND
OVERSEAS.    The following fee schedule is the current fee schedule
for TechnoQuant Growth, Mid Cap, Large Cap, Growth & Income, Strategic Opportunities, Growth Opportunities, Equity Growth, and Overseas.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2942

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

This fee schedule has been approved by shareholders of each of TechnoQuant Growth, Mid Cap, Large Cap, Growth & Income, Strategic Opportunities, Growth Opportunities, Equity Growth, and Overseas.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COMPUTING THE PERFORMANCE ADJUSTMENT" SECTION ON PAGE 145.
       COMPUTING THE PERFORMANCE ADJUSTMENT.    The basic fee for
Overseas, Growth Opportunities, and Strategic Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Growth Opportunities and Strategic Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 0.01% for Growth Opportunities, Strategic Opportunities, and Overseas (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%. This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For Growth Opportunities, Strategic Opportunities, and Overseas investment performance will be represented by the average performance of all classes of each fund
weighted according to its average assets f    or each month.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "SUB-ADVISERS" SECTION ON PAGE 148.
On behalf of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION BEGINNING ON PAGE 152.
   Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds; 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for each of the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds. These fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "VOTING RIGHTS" SECTION ON PAGE 159.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. The shares have no preemptive rights, and Class A, Class T, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Emerging Markets Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets as determined by the current value of each shareholder's investment in the funds. If not so terminated, each trust and fund will continue indefinitely. Overseas, Growth Opportunities, Strategic Opportunities, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income, Mid Cap, Large Cap, Mortgage Securities, TechnoQuant Growth, Growth & Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, and Equity Growth may invest all of their assets in another investment company.


SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest " on page 3.
   Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and (iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries). Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
   Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
The following information replaces similar information found in "Who May Want to Invest " on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The following information replaces similar information found in "Charter" on page 8.
       THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY
MATERIALS.    These meetings may be called to elect or remove
trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
   The following information replaces similar information found in "FMR and Its Affiliates" on page 8.
(small solid bullet)    Fidelity Investment Japan Limited (FIJ), in
Tokyo, Japan serves as a sub-adviser for each fund.
   The following information replaces similar information found in "Securities and Investment Practices" beginning on page 9.
       EQUITY SECURITIES    may include common stocks, preferred
stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
       RESTRICTIONS:    With respect to 75% of total assets, Overseas
may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
       DIVERSIFICATION.    Diversifying a fund's investment portfolio
can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
       RESTRICTIONS:    With respect to 75% of its total assets,
Overseas may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The following information replaces similar information found in
"Fundamental Investment    Policies and Restrictions" on page 13.
   With respect to 75% of its total assets, Overseas may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
   The following information replaces similar information under the heading "Management Fee" in the "Breakdown of Expenses" section beginning on page 13.
   For the purposes of calculating the performance adjustment for Overseas, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following information supplements the information found in "Exchange Restrictions" on page 23.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.


SUPPLEMENT TO THE FIDELITY
ADVISOR INTERNATIONAL FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28, 1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 29, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 26, and "Sales Charge Reductions and Waivers," page 29, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 29, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 26, for CDSC schedules and related information.
The following information replaces similar information found in "Expenses" on page 3.

                                                                                          Class A         Class T
Class B

Maximum sales charge (as a % of offering price) on purchases of Overseas                  5.75%           3.50%
None

Maximum sales charge (as a % of offering price) on purchases of Emerging Markets Income   4.75%           3.50%
None

Maximum CDSC (as a % of the lesser of original purchase price or redemption proceeds)     None[A]         None[A]
5.00%[B]

Maximum sales charge on reinvested distributions                                          None            None
None

Redemption fee                                                                            None            None
None

Exchange fee                                                                              None            None
None

Annual account maintenance fee (for accounts under $2,500)                                $12.00          $12.00
$12.00


[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDERS FEE WAS PAID. SEE "TRANSACTION DETAILS", PAGE 26.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

The following information replaces similar information relating to Class A shares found in "Expenses" on page 4.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
                                           Full Redemption

                                           Class A

OVERSEAS                  After 1 year     $71

                          After 3 years    $100

                          After 5 years    $132

                          After 10 years   $220

EMERGING MARKETS INCOME   After 1 year     $71

                          After 3 years    $99

                          After 5 years    $129

                          After 10 years   $215

The following information replaces similar information relating to Class A load adjusted total return figures found in "Performance" on page 9. Unless revised in this prospectus supplement, the footnotes to the total return tables found in "Performance" on page 9 remain unchanged.
CLASS A





      Average Annual Total Return[D]   Cumulative Total Return[D]



                                           Past 1 year   Past 5 years   Life of fund+   Past 1 year   Past 5 years   Life of
fund+

OVERSEAS - CLASS A (LOAD ADJ.)[A][B]       4.26%         8.97%          8.57%           4.26%         53.64%         51.50%


EMERGING MARKETS INCOME - CLASS A (LOAD    33.76%        n/a            14.56%          33.76%        n/a            46.64%

ADJ.)[A][C]



[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S
MAXIMUM 5.75% (OVERSEAS) OR 4.75% (EMERGING MARKETS INCOME) FRONT-END
SALES CHARGE.
 LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM
3.50% FRONT-END SALES CHARGE.
 CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED
PURSUANT TO THE CDSC SCHEDULE FOUND ON PAGE 26.
The following information replaces similar information found in
"Charter" on page 11.
       THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY
MATERIALS.    These meetings may be called to elect or remove
trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
   The following information replaces similar information found in
"FMR and Its Affiliates" on page 11.
   (small solid bullet) Fidelity Investment Japan Limited (FIJ), in
Tokyo, Japan serves as a sub-adviser for each fund.
The following information replaces similar information found in
"Securities and Investment Practices" beginning on page 12.
       EQUITY SECURITIES    may include common stocks, preferred
stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
       RESTRICTIONS:    With respect to 75% of total assets, Overseas
may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
       DIVERSIFICATION.    Diversifying a fund's investment portfolio
can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
       RESTRICTIONS:    With respect to 75% of its total assets,
Overseas may not purchase a security if, as a result, more than 5%
would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
   The following information replaces similar information found in "Fundamental Investment Policies and Restrictions" on page 16.
   With respect to 75% of its total assets, Overseas may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
   The following information replaces similar information under the heading "Management Fee" in the "Breakdown of Expenses" section on
16.
   For the purposes of calculating the performance adjustment for
Overseas, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in their performance period.
The following information replaces similar information found in "How to Buy Shares" on page 20.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 26, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 29, your Class A or Class T share price will be the
NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see
"Transaction Details," page 26.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
The following information replaces similar information found in
"Investor Services" on page 24.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T, or Class
B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and
Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
The following information replaces similar information found in
"Transaction Details" on page 26.
THE OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price for Overseas and 4.75% of the offering price for Emerging Markets Income. Class T has a maximum sales charge of 3.50% of the offering price for Overseas and Emerging Markets
Income. The offering price of Class B of each fund is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS - CLASS A
OVERSEAS FUND:             Sales Charge:                     Investment
                                                             Professional
                                                             Concession as %
                                                             of
                                                             Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               5.75%            6.10%            5.00%

$50,000 to $99,999          4.50%            4.71%            3.75%

$100,000 to $249,999        3.50%            3.63%            2.75%

$250,000 to $499,999        2.50%            2.56%            2.00%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    1.00%            1.01%            0.75%

$25,000,000 or more        None*            None*            *

EMERGING MARKETS           Sales Charge:                     Investment
INCOME:                                                      Professional
                                                             Concession as %
                                                             of
                                                             Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               4.75%            4.99%            4.25%

$50,000 to $99,999          4.50%            4.71%            4.00%

$100,000 to $249,999        3.50%            3.63%            3.00%

$250,000 to $499,999        2.50%            2.56%            2.25%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    0.50%            0.53%            0.50%

$25,000,000 or more        None*            None*            *

   * SEE SECTION ENTITLED FINDERS FEE.
The following information replaces similar information found in "Transaction Details" on page 26.
FINDERS FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased. Any assets on which a finders fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund:
U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or Tax-Exempt Fund (formerly Daily Tax-Exempt Money
Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces similar information found in "Transaction Details" on page 26.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. The dollar amount of the CDSC, if any, you paid on Class A shares will likewise be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed. For purposes of the CDSC holding period schedule, the holding period of your Class A shares will also continue as if the shares had not been redeemed.
The following information replaces similar information found in "Exchange Restrictions" on page 29.
(small solid bullet) Any exchanges of Class A, Class T, or Class B shares are not subject to a CDSC.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 29.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (3) certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 29.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 29.
   If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class T shares without a sales charge (as described in (6), (9), (10) and (13), above), Class A shares without a sales charge (as described in (1), (2), (3), and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your
investment professional to discuss     if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.